Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 47,068	$ 64,243
Digital assets - held for operations	2,515,483	3,974,713
Digital assets - held as treasury	26,687	33,354
Digital asset exchange traded products	640,116	1,145,428
Trade receivables	4,041	3,491
Digital asset receivables, net of allowance for expected credit losses of $529 and $760, respectively	238,969	108,517
Prepaids and other current assets	9,891	13,326
Total current assets	3,482,255	5,343,072
Property and equipment, net	520	366
Operating right of use assets	2,765	2,957
Goodwill	2,820	2,820
Other intangible assets, net	10,646	11,897
Investments	20,067	18,850
Other non-current assets	2,164	2,316
Total assets	3,521,237	5,382,278
Current liabilities
XBT Certificate Liabilities	1,358,004	2,465,007
XBT CS Physical Certificate Liabilities	1,326	1,279
CS Physical Certificate Liabilities	1,406,792	2,041,154
Digital asset payables	114,764	168,374
Amounts due to brokers	173,582	169,086
Trade and other payables	10,701	28,400
Notes payable, current		3,151
Operating lease liability, current portion	1,093	1,347
Total current liabilities	3,066,262	4,877,798
Notes payable, non-current		24,973
Operating lease liability, net of current portion	1,048	1,528
Other non-current liabilities	720	1,012
Total liabilities	3,068,030	4,905,311
Shareholders’ Equity
Ordinary shares, no par value
Additional paid-in capital	51,352	29,247
Accumulated other comprehensive income	16,433	16,671
Retained earnings	385,422	431,049
Total shareholders’ equity	453,207	476,967	[1]
Total liabilities and shareholders’ equity	$ 3,521,237	$ 5,382,278

[1]	Ordinary Shares presented are shown exclusive of 2,078,210 treasury shares. These represented historic share repurchases which were cancelled and extinguished on the date of the reverse recapitalization, and accordingly no treasury shares remain outstanding at 30 June 2026.